Related Parties - Schedule of Transactions with Related Parties (Detail) - TRY (₺) ₺ in Thousands		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenue from related parties		₺ 3,111,372	₺ 4,966,402
Related party expenses		6,046,607	6,243,927
Turk Telekom Mobil Iletisim Hizmetleri A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		1,116,059	1,559,659
Related party expenses		1,079,552	1,661,860
Turk Hava Yollari A.S
Disclosure of transactions between related parties [line items]
Revenue from related parties		429,967	433,375
Enerji Piyasalari Isletme A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		371,836	378,272
Related party expenses		756,455	1,145,205
Istanbul Takas ve Saklama Bankasi A.S.
Disclosure of transactions between related parties [line items]
Related party expenses		551,925	549,566
Posta ve Telgraf Teskilati A.S.
Disclosure of transactions between related parties [line items]
Related party expenses		132,375	103,921
Boru Hatlari Ile Petrol Tasima A.S.
Disclosure of transactions between related parties [line items]
Related party expenses		87,634	83,949
Gunes Express Havacilik A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		251,654	224,997
Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Revenue from related parties		199,168	1,066,995
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		169,652	113,441
Related party expenses		66,682	103,293
Turk Telekomunikasyon A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		135,516	171,596
Related party expenses		2,083,003	2,026,342
Turk Telekomunikasyon A.S. | Turkiye Varlik Fonu
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	61.68%
Turkiye Sigorta A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		81,041	510,470
TOGG
Disclosure of transactions between related parties [line items]
Revenue from related parties		77,976	22,525
Turkiye Hayat ve Emeklilik A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		77,122	44,401
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		43,518	37,328
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Revenue from related parties		39,454	105,835
TVF IFM Gayrimenkul Insaat ve Yonetim A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		23,509	117,975
Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		10,996	107,139
Borsa Istanbul A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		7,277	24,270
Other
Disclosure of transactions between related parties [line items]
Revenue from related parties		76,627	48,124
Related party expenses		₺ 1,288,981	₺ 569,791